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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sheffield Asset Management, L.L.C.
                 ----------------------------------
   Address:      900 N. Michigan Avenue, Suite 1100
                 ----------------------------------
                 Chicago, Illinois 60611
                 ----------------------------------

Form 13F File Number: 028-12168
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy Rosenow
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (312) 506-6403
         -------------------------------

Signature, Place, and Date of Signing:

           /s/ Amy Rosenow            Chicago, Illinois   February 14, 2012
   -------------------------------    -----------------   -----------------
             [Signature]                [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   18
                                        --------------------

Form 13F Information Table Value Total:              256,329
                                        --------------------
                                            (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

           COLUMN 1            COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------- ----------- ---------- ------------------ ---------- -------- -------------------
                                 TITLE                VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
        NAME OF ISSUER         OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
------------------------------ -------- ----------- ---------- --------- --- ---- ---------- -------- ---- --------- ----
ACCURIDE CORP NEW               COM NEW 00439T 20 6     14,774 2,075,025 SH         OTHER        *         2,075,025
ADVANCE AUTO PARTS INC            COM   00751Y 10 6      4,359    62,600 SH         OTHER        *            62,600
CHILDRENS PL RETAIL STORES INC    COM   168905 10 7     29,591   557,053 SH         OTHER        *           557,053
CONSOL ENERGY INC                 COM   20854P 10 9     17,708   482,500 SH         OTHER        *           482,500
FORTUNE BRANDS HOME & SEC INC     COM   34964C 10 6      6,169   362,241 SH         OTHER        *           362,241
HANESBRANDS INC                   COM   410345 10 2      8,074   369,330 SH         OTHER        *           369,330
KOHLS CORP                        COM   500255 10 4     15,972   323,657 SH         OTHER        *           323,657
MICROSOFT CORP                    COM   594918 10 4     17,167   661,300 SH         OTHER        *           661,300
MINERALS TECHNOLOGIES INC         COM   603158 10 6      8,279   146,458 SH         OTHER        *           146,458
MOHAWK INDS INC                   COM   608190 10 4      7,385   123,400 SH         OTHER        *           123,400
NRG ENERGY INC                  COM NEW 629377 50 8      3,741   206,479 SH         OTHER        *           206,479
PACKAGING CORP AMER               COM   695156 10 9     19,497   772,465 SH         OTHER        *           772,465
ROCK-TENN CO                    CLASS A 772739 20 7     20,108   348,485 SH         OTHER        *           348,485
SIGNET JEWELERS LTD               SHS   G81276 10 0     25,951   590,323 SH         OTHER        *           590,323
SUNOCO INC                        COM   86764P 10 9      6,090   148,460 SH         OTHER        *           148,460
URBAN OUTFITTERS INC              COM   917047 10 2     22,017   798,871 SH         OTHER        *           798,871
WABCO HLDGS INC                   COM   92927K 10 2     19,226   443,000 SH         OTHER        *           443,000
WESTLAKE CHEM CORP                COM   960413 10 2     10,221   254,000 SH         OTHER        *           254,000

*This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners Master, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.